Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	abusgtmonmkt-20200325_SupplementTextBlock

Supplement dated March 25, 2020, to the following prospectus and summary prospectus, as previously amended or supplemented:

American Beacon U.S. Government Money Market Select Fund
Prospectus and Summary Prospectus dated April 30, 2019

Effective immediately, the following changes are made to the prospectus and summary prospectus, as applicable, of the American Beacon U.S. Government Money Market Select Fund (the "Fund"):

I.       In the "Principal Risks" section of the Fund's prospectus and summary prospectus, the following risk is added in alphabetical order:

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.

(American Beacon U.S. Government Money Market Select Fund)
Prospectus:	rr_ProspectusTable
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Disruption Risk

Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, pandemics, public health crises and related geopolitical events have led, and in the future may continue to lead, to instability in world economies and markets generally. This instability has disrupted, and may continue to disrupt, U.S. and world economies and markets and adversely affect the value of your investment. Events that have led to market disruptions include the recent pandemic spread of the novel coronavirus known as COVID-19, the duration and full effects of which are still uncertain. Market disruptions have caused, and may continue to cause, broad changes in market value, negative public perceptions concerning these developments, and adverse investor sentiment or publicity. Changes in value may be temporary or may last for extended periods.